Quarterly Holdings Report
for

Fidelity Simplicity RMD Income Fund℠

October 31, 2019

RW24-QTLY-1219
1.858587.113

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 10.5%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	6,533	$67,743
Fidelity Series Blue Chip Growth Fund (a)	8,573	118,989
Fidelity Series Commodity Strategy Fund (a)	172,951	809,410
Fidelity Series Growth Company Fund (a)	13,443	239,559
Fidelity Series Intrinsic Opportunities Fund (a)	17,895	288,107
Fidelity Series Large Cap Stock Fund (a)	16,998	255,473
Fidelity Series Large Cap Value Index Fund (a)	5,462	72,366
Fidelity Series Opportunistic Insights Fund (a)	7,137	132,030
Fidelity Series Small Cap Discovery Fund (a)	2,908	33,497
Fidelity Series Small Cap Opportunities Fund (a)	7,882	104,277
Fidelity Series Stock Selector Large Cap Value Fund (a)	15,573	196,225
Fidelity Series Value Discovery Fund (a)	10,556	139,656
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,432,725)		2,457,332

International Equity Funds - 10.9%
Fidelity Series Canada Fund (a)	5,758	62,704
Fidelity Series Emerging Markets Fund (a)	11,393	108,005
Fidelity Series Emerging Markets Opportunities Fund (a)	49,869	966,955
Fidelity Series International Growth Fund (a)	32,437	553,692
Fidelity Series International Small Cap Fund (a)	7,786	130,104
Fidelity Series International Value Fund (a)	57,520	564,850
Fidelity Series Overseas Fund (a)	13,938	142,172
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,409,038)		2,528,482

Bond Funds - 55.3%
Fidelity Series Emerging Markets Debt Fund (a)	17,017	160,467
Fidelity Series Floating Rate High Income Fund (a)	3,737	34,380
Fidelity Series High Income Fund (a)	18,457	174,602
Fidelity Series Inflation-Protected Bond Index Fund (a)	276,849	2,793,411
Fidelity Series International Credit Fund (a)	550	5,739
Fidelity Series Investment Grade Bond Fund (a)	774,511	8,999,813
Fidelity Series Long-Term Treasury Bond Index Fund (a)	61,528	607,897
Fidelity Series Real Estate Income Fund (a)	9,950	112,635
TOTAL BOND FUNDS
(Cost $12,437,391)		12,888,944

Short-Term Funds - 23.3%
Fidelity Series Government Money Market Fund 1.89% (a)(b)	4,333,628	4,333,628
Fidelity Series Short-Term Credit Fund (a)	107,551	1,085,185
TOTAL SHORT-TERM FUNDS
(Cost $5,407,202)		5,418,813
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $22,686,356)		23,293,571
NET OTHER ASSETS (LIABILITIES) - 0.0%		(8,797)
NET ASSETS - 100%		$23,284,774

Percentages shown as 0.0% in the Schedule of Investments may reflect amounts less than 0.05%.

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$67,779	$11,349	$12,831	$--	$(984)	$2,430	$67,743
Fidelity Series Blue Chip Growth Fund	116,700	23,167	8,094	11,886	(352)	(12,432)	118,989
Fidelity Series Canada Fund	57,662	6,067	1,150	--	(22)	147	62,704
Fidelity Series Commodity Strategy Fund	736,871	95,875	25,861	6,989	(569)	3,094	809,410
Fidelity Series Emerging Markets Debt Fund	151,703	17,276	2,953	2,283	(46)	(5,513)	160,467
Fidelity Series Emerging Markets Fund	77,775	30,656	1,755	--	(58)	1,387	108,005
Fidelity Series Emerging Markets Opportunities Fund	697,355	260,427	25,954	--	132	34,995	966,955
Fidelity Series Floating Rate High Income Fund	31,750	3,689	631	475	(3)	(425)	34,380
Fidelity Series Government Money Market Fund 1.89%	3,869,381	545,151	80,904	22,133	--	--	4,333,628
Fidelity Series Growth Company Fund	233,107	23,727	20,079	--	854	1,950	239,559
Fidelity Series High Income Fund	159,393	18,876	3,163	2,812	1	(505)	174,602
Fidelity Series Inflation-Protected Bond Index Fund	2,826,416	319,815	370,471	2,507	5,190	12,461	2,793,411
Fidelity Series International Credit Fund	5,597	38	--	38	--	71	5,739
Fidelity Series International Growth Fund	524,387	49,517	47,858	--	258	27,388	553,692
Fidelity Series International Small Cap Fund	114,738	11,622	2,290	--	(15)	6,049	130,104
Fidelity Series International Value Fund	494,388	59,450	14,571	--	(313)	25,896	564,850
Fidelity Series Intrinsic Opportunities Fund	284,238	62,336	53,378	11,824	(1,660)	(3,429)	288,107
Fidelity Series Investment Grade Bond Fund	7,931,312	1,129,581	175,914	63,064	(111)	114,945	8,999,813
Fidelity Series Large Cap Stock Fund	249,550	48,967	43,966	7,942	33	889	255,473
Fidelity Series Large Cap Value Index Fund	72,476	9,317	11,062	--	188	1,447	72,366
Fidelity Series Long-Term Treasury Bond Index Fund	760,625	78,598	273,318	4,540	26,363	15,629	607,897
Fidelity Series Opportunistic Insights Fund	128,803	12,523	8,216	--	(76)	(1,004)	132,030
Fidelity Series Overseas Fund	18,709	117,709	--	--	--	5,754	142,172
Fidelity Series Real Estate Income Fund	101,031	12,545	1,976	2,478	8	1,027	112,635
Fidelity Series Short-Term Credit Fund	967,568	132,199	19,332	7,085	(10)	4,760	1,085,185
Fidelity Series Small Cap Discovery Fund	35,726	5,194	8,298	--	(12)	887	33,497
Fidelity Series Small Cap Opportunities Fund	106,857	24,034	20,452	6,508	(525)	(5,637)	104,277
Fidelity Series Stock Selector Large Cap Value Fund	192,889	27,987	28,494	--	(139)	3,982	196,225
Fidelity Series Value Discovery Fund	138,172	24,336	25,003	--	(30)	2,181	139,656
Total	$21,152,958	$3,162,028	$1,287,974	$152,564	$28,102	$238,424	$23,293,571

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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